Related Party Disclosures - Summary Of Transactions And Balances With Related Parties (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Analysis of income and expense [abstract]
Other financial interest	€ 419	€ 2,091
Professional services	4,850	5,575
Statement of financial position [abstract]
Borrowings	(193,320)
Shareholders
Analysis of income and expense [abstract]
Revenue	0	0
Statement of financial position [abstract]
Accounts receivables and accounts payables	0		€ 369
Joint Venture
Analysis of income and expense [abstract]
Revenue	0	0
Statement of financial position [abstract]
Accounts receivables and accounts payables	0		0
Key management
Analysis of income and expense [abstract]
Revenue	0	0
Statement of financial position [abstract]
Accounts receivables and accounts payables	0		0
Related parties
Analysis of income and expense [abstract]
Revenue	0	€ 0
Statement of financial position [abstract]
Accounts receivables and accounts payables	€ 0		€ 369